Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Premises and Equipment
The following table summarizes the Company’s premises and equipment as of the dates indicated:

	As of December 31,		Estimated
	2022	2021	Useful Life
	(In thousands)		(In years)
Premises and equipment used in operations:
Land	$12,585	$12,814	N/A
Buildings	70,771	71,415	5-30
Equipment	35,085	46,324	3-5
Leasehold improvements	36,424	42,156	5-25
Total cost	154,865	172,709
Accumulated depreciation	(92,372)	(107,282)
Premises and equipment used in operations, net	62,493	65,427
Premises and equipment held for sale	—	15,128
Net premises and equipment (1)	$62,493	$80,555
(1)In connection with the Company’s acquisition of Century, the Company acquired $64.5 million in premises and equipment.